INVENTORY (Tables)	9 Months Ended
Sep. 30, 2019
INVENTORY
Schedule of inventories

	September 30	December 31
	2019	2018
	$	$
Dried cannabis	12,272,391	5,778,176
Cannabis oils	3,274,394	337,314
Goods for resale	95,267	1,498
Supplies and consumables	710,419	655,537
	16,352,471	6,772,525